STOCKHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE 9 - STOCKHOLDERS’ EQUITY

A.	Convertible Preferred Stock

Each convertible preferred A share is convertible into 1,500 shares of common stock and may be voted together with the common shares at a rate of 1,000 shares of common stock.

As of December 31, 2022 and 2021, 300,000 shares of the Company’s convertible preferred stock were issued and outstanding. There are 500,000 convertible preferred shares authorized.

On July 2, 2021, Boris Molchadsky, acquired in a private transaction from the former majority shareholder two hundred and twenty-five thousand (225,000) Shares of Series A Preferred Stock of the Company. The acquisition of the Preferred Shares makes Boris Molchadsky the majority shareholder, with the Company’s voting control.

B.	Common Stock

As of December 31, 2022, and 2021, 220,930,798 and 218,246,326 shares of the Company’s common stock were issued and outstanding, respectively. There are 900,000,000 and 10,000,000,000 authorized common shares as of December 31, 2022 and 2021. The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split (see E below).

The holder of the shares of Common Stock are entitled to the following rights:

1.	Right to participate and vote in the Company’s general meetings, whether regular or extraordinary. Each share will entitle its holder, when attending and participating in the voting in person or via agent or letter, to one vote;

2.	Right to share in distribution of dividends, whether in cash or in the form of bonus shares; the distribution of assets or any other distribution pro rata to the par value of the shares held by them;

3.	Right to a share in the distribution of the Company’s excess assets upon liquidation on a pro rata basis to the par value of the shares held by them.

APPYEA INC.

NOTES TO THE FINANCIAL STATEMENTS

NOTE 9	-	STOCKHOLDERS’ EQUITY )Cont.)

A.	On March 23, 2022, the Company issued all its stock payable and the shares to the former holders of SleepX, according to the stock exchange agreement, in exchange for their shares. All their shares were issued to IBI Trust Management to be held in trust for them, according to the Israeli tax ruling.

B.	During the first quarter of 2022 the company issued 10,482,659 of common shares as a result of the note conversions that occurred in the fourth quarter 2021, these shares were recorded in the outstanding shares of the company as of December 31, 2021, as part of the shares regarding the reverse merger.

C.	On March 14, 2022, the Company implemented a reverse Stock Split process of common and preferred shares at a ratio of two hundred (200) to one (1). The reverse split was reflected in this financial statement retroactively.

D.	On June 2, 2022, the Company issued 2,484,472 shares to Guerilla capital for its consulting services.

E.	On July 12, 2022, the Company issued 200,000 shares of the common stock to Investor 2.